April 25, 2014

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Admiral Funds (the Trust)
File No. 33-49023

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 17, 2014, filed pursuant to Rule 497(e), for the Vanguard
S&P Small-Cap 600 Index Fund, S&P Small-Cap 600 Value Index Fund, S&P Small-Cap 600 Growth
Index Fund, S&P Small-Cap 400 Value Index Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.